Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rate

The effective income tax rate, which is provision for income taxes as a percentage of income before provision for income taxes and equity income, differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Six Months Ended June 30,
	2013	2012
Statutory provision rate	35.0%	35.0%

Permanent differences and other items
State tax provision	19.2%	1.2%
Section 199 manufacturing credit	(16.4%)	(0.5%)
Return to provision adjustments / Uncertain tax positions	(2.5%)	(69.0%)
Non-deductible non-cash compensation	169.1%	838.2%
Other	2.0%	(9.0%)

Effective income tax rate	206.4%	795.9%

The effective income tax rate differs from the amount determined by applying the applicable U.S. statutory federal income tax rate to pretax results primarily as a result of the following:

	Year Ended December 31,
	2012	2011	2010
Statutory provision rate	35.0%	35.0%	35.0%
Permanent differences and other items
State tax provision	6.7%	3.9%	6.0%
Section 199 manufacturing credit	(3.2%)	(2.3%)	(1.5%)
Incremental tax effects of foreign earnings	1.8%	0.2%	0.3%
Return to provision adjustments	1.2%	(0.7%)	(2.2%)
Re-rate of deferred taxes	(0.8%)	(0.3%)	(0.2%)
Non-deductible non-cash compensation	22.0%	0.4%	1.8%
Other	(1.0%)	0.4%	0.4%

Effective income tax rate	61.7%	36.6%	39.6%

Income Before Provision for Income Taxes and Equity Income

Income before provision for income taxes and equity income is comprised of the following:

	Year Ended December 31,
	2012	2011	2010
Domestic	$24,583	$81,534	$61,903
Foreign	6,502	4,303	5,388

Total	$31,085	$85,837	$67,291

Provision for Income Taxes

The provision for income taxes is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision
U.S. federal	$10,329	$16,518	$13,663
State and local	1,923	3,347	5,660
Foreign	1,685	1,081	1,312

Total current	13,937	20,946	20,635

Deferred tax provision
U.S. federal	4,389	10,209	5,760
State and local	571	188	372
Foreign	288	94	(91)

Total deferred	5,248	10,491	6,041

Total provision	$19,185	$31,437	$26,676

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2012	2011
Deferred tax assets
Inventory	$48,932	$50,936
Accruals and other reserves	7,721	8,376
Financing fees	—	731
Accounts receivable	1,082	939
UNICAP adjustment	1,278	1,319
Derivative contracts	487	1,104
Other	680	—

Gross deferred tax assets	$60,180	$63,405
Deferred tax liabilities
Investments in foreign entities	$7,310	$6,507
Fixed assets and intangibles	11,122	7,139
Financing fees	2,145	—
Other	—	762

Gross deferred tax liability	20,577	14,408

Net deferred tax asset	$39,603	$48,997

Net current deferred tax asset	$33,465	$29,027
Net long-term deferred tax asset	6,138	19,970

Net deferred tax asset	$39,603	$48,997

Reconciliation of Summary of Activity of Uncertain Tax Positions

A reconciliation of the summary of activity of the Company’s uncertain tax positions is summarized as follows:

Balance at January 1, 2011	$35,483
Additions for tax positions related to prior years	207
Reductions for tax positions related to prior years	(4,350)

Balance at December 31, 2011	$31,340
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(1,963)
Reductions due to tax settlements	(1,515)
Reductions due to tax statute of limitations	(461)

Balance at December 31, 2012	$27,401